Investments (Textuals) (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 FIS	Dec. 31, 2013 FIS	Dec. 31, 2012 FIS	Dec. 31, 2013 Banks, Trust and Insurance, Equities [Member]	Dec. 31, 2012 Banks, Trust and Insurance, Equities [Member]	Dec. 31, 2013 Ceridian and Remy	Dec. 31, 2013 Other Equity Method Investment	Mar. 31, 2014 Ceridian [Member]	Mar. 31, 2013 Ceridian [Member]	Dec. 31, 2013 Ceridian [Member]	Mar. 31, 2014 Equity Method Investee [Member]	Mar. 31, 2013 Equity Method Investee [Member]	Dec. 31, 2013 Fixed Maturities	Dec. 31, 2012 Fixed Maturities	Dec. 31, 2011 Fixed Maturities	Dec. 31, 2013 Equity Securities, Available for Sale	Dec. 31, 2012 Equity Securities, Available for Sale	Dec. 31, 2011 Equity Securities, Available for Sale	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy	Mar. 31, 2014 Corporate Debt Securities	Dec. 31, 2013 Corporate Debt Securities	Dec. 31, 2012 Corporate Debt Securities	Mar. 31, 2014 Corporate Debt Securities Ceridian [Member]	Dec. 31, 2013 Corporate Debt Securities Ceridian [Member]	Mar. 31, 2014 Fixed maturity securities with make-whole call provision	Dec. 31, 2013 Fixed maturity securities with make-whole call provision	Dec. 31, 2012 Fixed maturity securities with make-whole call provision
Schedule of Investments
Available-for-sale Securities, Debt Maturities, Subject to Call, Amortized Cost	$ 1,709,000,000		$ 1,572,000,000																												$ 1,348,000,000	$ 1,209,000,000	$ 1,236,000,000
Available-for-sale Securities, Debt Maturities, Subject to Call, Fair Value	1,749,000,000		1,606,000,000																												1,380,000,000
Business Acquisition, Percentage of Voting Interests Acquired																								51.00%	51.00%
Purchased shares of FIS stock						1,303,860	1,303,860	1,603,860
FIS shares sold			300,000
Payments for Legal Settlements	32,000,000												100,000,000
Accumulated other comprehensive income on equity method investments											67,000,000	0
Available-for-sale Securities, Gross Realized Gain (Loss)			11,000,000
Deposits with various governmental authorities																		129,000,000	160,000,000
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes																		(58,000,000)	33,000,000	(10,000,000)	30,000,000	12,000,000	(2,000,000)
Available-for-sale Securities, Amortized Cost Basis									378	409																1,693,000,000	1,565,000,000	1,440,000,000	32,000,000	31,000,000
Financial Instruments, Owned, Corporate Debt, at Fair Value																													36,000,000	36,000,000
Fair value of investment in FIS common stock						70,000,000	70,000,000	56,000,000
Fair Value of Structured Notes	40,000,000		38,000,000	41,000,000
Net gain (loss) recorded on structured notes	2,000,000	1,000,000		3,000,000	(4,000,000)
Other than Temporary Impairment Losses, Investments	0		1,000,000	3,000,000	17,000,000
Investment for which an other than temporary impairment was previously recognized	0		0	7,000,000
Equity Method Investment, Ownership Percentage													32.00%		32.00%										47.00%
Available-for-sale Securities, Fair Value									381	433																1,739,000,000	1,606,000,000	1,499,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal			0	(73,000,000)
Proceeds from Sale of Equity Method Investments			0	0	32,000,000
Equity in earnings (loss) of unconsolidated affiliates	$ (31,000,000)	$ (3,000,000)	$ (26,000,000)	$ 10,000,000	$ 10,000,000								$ 30,000,000	$ 4,000,000		$ (1,000,000)	$ 1,000,000